Investment Funds - Equity Value Of Investment Funds (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment Funds [Line Items]
Investment Funds Equity	$ 44,089,527	$ 53,174,566
FBA Renta Pesos [member]
Investment Funds [Line Items]
Investment Funds Equity	39,129,811	24,433,615
FBA Horizonte [member]
Investment Funds [Line Items]
Investment Funds Equity	790,936	2,014,548
FBA Renta Fija Dolar Plus [member]
Investment Funds [Line Items]
Investment Funds Equity	718,995	2,434,999
FBA Acciones Latinoamericanas [member]
Investment Funds [Line Items]
Investment Funds Equity	551,067	559,170
FBA Calificado [member]
Investment Funds [Line Items]
Investment Funds Equity	472,930	586,498
FBA Renta Fija Dolar [member]
Investment Funds [Line Items]
Investment Funds Equity	470,455	5,765,286
FBA Ahorro Pesos [member]
Investment Funds [Line Items]
Investment Funds Equity	462,399	9,695,147
FBA Acciones Argentinas [member]
Investment Funds [Line Items]
Investment Funds Equity	354,355	571,764
FBA Bonos Latam [member]
Investment Funds [Line Items]
Investment Funds Equity	317,683	56,484
FBA Bonos Argentina [member]
Investment Funds [Line Items]
Investment Funds Equity	248,449	6,171,650
FBA Bonos Globales [member]
Investment Funds [Line Items]
Investment Funds Equity	201,829	52,609
FBA Retorno Total II [member]
Investment Funds [Line Items]
Investment Funds Equity	85,002	101,053
FBA Brasil I [member]
Investment Funds [Line Items]
Investment Funds Equity	82,972	1,629
FBA Horizonte Plus [member]
Investment Funds [Line Items]
Investment Funds Equity	77,087	145,556
FBA Renta Fija Plus [member]
Investment Funds [Line Items]
Investment Funds Equity	52,745	338,402
FBA Retorno Total I [member]
Investment Funds [Line Items]
Investment Funds Equity	28,465	88,529
FBA Gestión I [member]
Investment Funds [Line Items]
Investment Funds Equity	23,163
FBA Renta Mixta [member]
Investment Funds [Line Items]
Investment Funds Equity	17,694	129,212
FBA Renta Fija Local [member]
Investment Funds [Line Items]
Investment Funds Equity	1,384	1,631
FBA Renta Publica I [member]
Investment Funds [Line Items]
Investment Funds Equity	1,384	1,631
FBA Renta Publica II [member]
Investment Funds [Line Items]
Investment Funds Equity	$ 722	580
FBA Renta Pesos Plus [member]
Investment Funds [Line Items]
Investment Funds Equity		$ 24,573